Business Combinations (Acquisition Completed in 2010 - Other Acquisitions) (Narrative) (Details) (A Global Micropayment Solution Provider [Member]) In Millions, unless otherwise specified	1 Months Ended
	Jul. 31, 2010 USD ($)	Jul. 31, 2010 CNY
Business Acquisition [Line Items]
Percentage of equity interest acquired	100.00%	100.00%
Total purchase consideration in cash	$ 2.5	17.0
Acquired intangible asset, amount		13.7
Weighted average amortization period for identifiable intangible assets acquired	15 years 2 months 12 days	15 years 2 months 12 days